Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) item
Leases - Future gross minimum revenues receivable
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum revenues	$ 820,604
GasLog LNG Services | Enhancement of operational performance
Other commitments and contingencies
Capital commitment	1,520
BG Group | Purchase of depot spares
Other commitments and contingencies
Capital commitment	$ 6,000
Percentage of depot spares purchase commitment	83.33%
Depot spares purchased and paid	$ 660
Wartsila Greece | GasLog LNG Services
Other commitments and contingencies
Number of vessels under maintenance agreement | item	6
Not later than one year
Leases - Future gross minimum revenues receivable
Future gross minimum revenues	$ 256,451
Not later than one year | GasLog LNG Services | Enhancement of operational performance
Other commitments and contingencies
Capital commitment	1,520
Later than one year and not later than three years
Leases - Future gross minimum revenues receivable
Future gross minimum revenues	322,763
Later than three years and not later than five years
Leases - Future gross minimum revenues receivable
Future gross minimum revenues	181,181
Later than five years
Leases - Future gross minimum revenues receivable
Future gross minimum revenues	$ 60,209